Other information	12 Months Ended
Dec. 31, 2018
Other information [Abstract]
Other information

48.   Other information

  On October 2, 2018, Bradesco formalized a strategic partnership with RCB Investimentos S.A. (“RCB”), one of the main credit management and recovery companies in Brazil, after the acquisition of 65% of its shares. Bradesco expects to add more efficiency to its credit recovery process, as well as actively participate in the credit acquisition market for recovery.

2.     Unconsolidated structured entities are unconsolidated entities that the Organization does not control, but which have a contractual and non-contractual involvement, and provide variability of returns arising from the performance. The Organization has an involvement with structured entities through management of investment funds and portfolios making management fees and consortium management.

The main unconsolidated structured entities are: (i) the investment funds managed by Organization, whose nature and involvement, generating management fees and investment in units for funds, the assets of managed funds and non-consolidated in 2018 were R$369,063,713 thousand (2017 - R$338,846,142 thousand) and revenues earned in 2018 were R$1,525,280 thousand (2017 - R$1,463,469 thousand) and (ii) the consortium which nature and involvement is related to generation management fees of consortium quotas, represented by groups of quotaholders formed to acquire specific goods, whose assets in 2018 were R$76,893,786 thousand (2017 - R$74,323,031 thousand) and the revenues were in 2018 R$1,683,942 thousand (2017 - R$1,526,660 thousand).

3.     On May 31, 2016, a lawsuit was filed against  three members of its Bradesco's Executive Board of Directors by the Federal Police, in the scope of the so-called "Operation Zealots", which investigates the alleged improper performance of members of the CARF - Federal Administrative Tax Court. On July 28, 2016, the Federal Public Prosecution filed an accusation against all three members of the Board of Executive Officers and a former member of its Board of Directors, which was received by the Judge of the 10th Federal Court of Judicial Section of the Federal District. At present, two of the three members of our Organization remain defendants in the proceeding. The executives of Bradesco have already submitted their respective answers to the prosecution, pointing out the facts and evidence demonstrating their innocence.

The Company's Management conducted a thorough internal evaluation of the records and documents related to the indictment and found no evidence of any unlawful conduct committed by its representatives. Bradesco provided all the information requested to the competent regulatory bodies, in Brazil and abroad.

The process has already had its investigation phase closed, now await the final allegations and sentence of the first degree trial.

Following news reports of the "Operation Zealots", a class action was filed against Bradesco and three members of its Board of Executive Officers in the District Court of New York, on June 3, 2016, asserting claims under Sections 10(b) and 20(a) of the U.S. Securities Exchange Act of 1934. The lawsuit alleges that investors who purchased preferred American Depositary Shares (“ADS”) of Bradesco between April 30, 2012 and July 27, 2016 suffered losses due to a supposed violation regarding the American law of capital markets. On September 29, 2017, the Court limited the proposed class to investors who purchased ADS preferred shares of Bradesco between August 8, 2014 and July 27, 2016, as well as excluding one of the executives. The Class Action is currently, in the phase of pre-trial Discovery and class certification. On September 14, 2018, the plaintiff presented a formal request to include another class representative that has already been objected by Bradesco, which is currently being analyzed by the judge.

Considering the stage that the demand is at, it is not possible to set the exposure of Bradesco's business and there are insufficient elements to carry out a risk assessment.

Bradesco also was summoned by the General's Office of the Ministry of Finance on the filing of an Administrative Proceeding ("PAR"). This process may entail the possibility of application of a fine and/or mention on public lists, which may eventually lead to restrictions on business with public agencies.

4.     On July 20, 2018, Odontoprev, a subsidiary of Bradesco Saúde S.A., informed the Market about the proposed acquisition of 100% of the share capital of Odonto System Planos Odontológicos Ltda., a company with head offices in Fortaleza/ Ceará, for the amount of R$201,637 thousand, in addition to this amount, the acquisition foresees a variable price for the future, related the achievement of the future targets of growth of the EBITDA for Odonto System of 2018 and 2019. This transaction was approved, with no restrictions, by the Agência Nacional de Saúde Suplementar - ANS (National Supplementary Health Agency), the Central Bank of Brazil - BACEN and the Administrative Council for Economic Defense - CADE. The transaction was approved by the shareholders of the Company, in the Shareholders' Meeting held on August 6, 2018.

5.     On December 31, 2018, Bradesco and the Fidelity Group concluded the termination of its joint venture in Fidelity Processadora S.A. ("Processing Company"), whereby Bradesco will be the sole shareholder of the Processing Company, whose shareholders' equity is composed exclusively of the assets and liabilities relating to the provision of credit card processing services to the Bradesco Organization. The operation (a) aims to reduce the costs of processing and the increase in the efficiency of the credit card business; (b) will not have any impact on the activities and clients of Bradesco; and (c) did not involve any financial values. The parties, Bradesco and Fidelity Group, will also maintain their association in Fidelity Serviços S.A., a company that provides call center services, collection, fraud prevention, support and other related services.

(1)  The maximum amount between the book's holding period and ten days, which is the minimum regulatory horizon required by Central Bank of Brazil, is adopted.